Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Financial Assets Liabilities on the Balance Sheet (Details) - CLP ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		$ 1,870,640	$ 2,303,353
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		3,121,702	1,714,381
Others, Financial Assets held for trading at fair value through profit or loss		402,259	411,689
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		29,714	73,959
Financial Assets, Total		29,714	73,959
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,079,465	2,444,721
Others, Financial liabilities held for trading at fair value through profit or loss		512	990
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		297,817	141,040
Financial Liabilities, Total		297,817	141,040
Level 1 [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		289,581	210,418
Others, Financial Assets held for trading at fair value through profit or loss		402,259	411,689
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	615,680	559,441
Derivative financial instruments for hedging purposes
Financial Assets, Total		1,307,520	1,181,548
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Others, Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments for hedging purposes
Financial Liabilities, Total
Level 1 [Member] | Forwards [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Swaps [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Call Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Put Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | Futures [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 1 [Member] | From the Chilean Government and Central Bank [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		289,581	210,418
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	604,907	550,418
Level 1 [Member] | Other debt financial instruments issued in Chile [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 1 [Member] | Financial debt instruments issued Abroad [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 1 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	8,387	6,920
Level 1 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,386	2,103
Level 1 [Member] | Subtotal Assets [Member]
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		1,870,640	2,303,353
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		2,817,871	1,492,690
Others, Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,890,391	1,466,005
Derivative financial instruments for hedging purposes
Financial Assets, Total		7,608,616	5,336,007
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,079,465	2,444,721
Others, Financial liabilities held for trading at fair value through profit or loss		512	990
Derivative financial instruments for hedging purposes
Financial Liabilities, Total		2,377,794	2,586,751
Level 2 [Member] | Forwards [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		378,983	227,670
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | Swaps [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		1,488,810	2,070,481
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		29,714	73,959
Level 2 [Member] | Call Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		332	4,949
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | Put Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		2,515	253
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | Futures [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 2 [Member] | From the Chilean Government and Central Bank [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		2,508,748	1,285,039
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	569,399	110,359
Level 2 [Member] | Other debt financial instruments issued in Chile [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		263,104	206,675
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,285,253	1,303,708
Level 2 [Member] | Financial debt instruments issued Abroad [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		46,019	976
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	35,739	51,938
Level 2 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 2 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 2 [Member] | Subtotal Assets [Member]
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		29,714	73,959
Level 3 [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		14,250	11,273
Others, Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	54,132	72,391
Derivative financial instruments for hedging purposes
Financial Assets, Total		68,382	83,664
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Others, Financial liabilities held for trading at fair value through profit or loss
Derivative financial instruments for hedging purposes
Financial Liabilities, Total
Level 3 [Member] | Forwards [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Swaps [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Call Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Put Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | Futures [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Level 3 [Member] | From the Chilean Government and Central Bank [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 3 [Member] | Other debt financial instruments issued in Chile [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		14,250	11,273
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	53,673	71,922
Level 3 [Member] | Financial debt instruments issued Abroad [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]
Level 3 [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	357	357
Level 3 [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	102	112
Level 3 [Member] | Subtotal Assets [Member]
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 1 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 2 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		455,921	241,757
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Forwards [Member] | Level 3 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Swaps [Member] | Level 1 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Swaps [Member] | Level 2 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		1,621,215	2,197,858
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		297,817	141,040
Swaps [Member] | Level 3 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 1 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 2 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		870	4,151
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Call Options [Member] | Level 3 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 1 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 2 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		1,459	955
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Put Options [Member] | Level 3 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Futures [Member] | Level 1 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Futures [Member] | Level 2 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Futures [Member] | Level 3 [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Subtotal Liabilities [Member] | Level 1 [Member]
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Subtotal Liabilities [Member] | Level 2 [Member]
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		297,817	141,040
Subtotal Liabilities [Member] | Level 3 [Member]
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		1,870,640	2,303,353
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		3,121,702	1,714,381
Others, Financial Assets held for trading at fair value through profit or loss		402,259	411,689
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	3,560,203	2,097,837
Derivative financial instruments for hedging purposes
Financial Assets, Total		8,984,518	6,601,219
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		2,079,465	2,444,721
Others, Financial liabilities held for trading at fair value through profit or loss		512	990
Derivative financial instruments for hedging purposes
Financial Liabilities, Total		2,377,794	2,586,751
Fair Value [Member] | Forwards [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		378,983	227,670
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | Swaps [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		1,488,810	2,070,481
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		29,714	73,959
Fair Value [Member] | Call Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		332	4,949
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | Put Options [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial		2,515	253
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | Futures [Member]
Financial derivative contracts:
Financial Assets held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes
Fair Value [Member] | From the Chilean Government and Central Bank [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		2,798,329	1,495,457
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	1,174,306	660,777
Fair Value [Member] | Other debt financial instruments issued in Chile [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		277,354	217,948
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,338,926	1,375,630
Fair Value [Member] | Financial debt instruments issued Abroad [Member]
Debt financial instruments:
Financial Assets held for trading at fair value through profit or loss, Debt Financial Instruments		46,019	976
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	35,739	51,938
Fair Value [Member] | Instruments issued in Chile [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	8,744	7,277
Fair Value [Member] | Instruments issued abroad [Member]
Debt Financial Instruments: (1)
Financial Assets at fair value through Other Comprehensive Income, Debt Financial Instruments	[1]	2,488	2,215
Fair Value [Member] | Subtotal Assets [Member]
Derivative financial instruments for hedging purposes
Financial Assets at fair value through Other Comprehensive Income, Derivative contracts financial for hedging purposes		29,714	73,959
Fair Value [Member] | Forwards [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		455,921	241,757
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Swaps [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		1,621,215	2,197,858
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		297,817	141,040
Fair Value [Member] | Call Options [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		870	4,151
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Put Options [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial		1,459	955
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Futures [Member]
Financial derivative contracts:
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes
Fair Value [Member] | Subtotal Liabilities [Member]
Derivative financial instruments for hedging purposes
Financial liabilities held for trading at fair value through profit or loss, Derivative contracts financial for hedging purposes		$ 297,817	$ 141,040

[1]	As of December 31, 2024, 100% of instruments of level 3 are “Investment Grade” instruments . Also, 100% of total of these financial instruments correspond to domestic issuers.